Summary of Significant Accounting Policies: Research and Development (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Policies
Research and Development

Research and Development

Research and development costs are expensed as incurred and were $125,001 and $191,583 for the three and six months ended June 30, 2013 and $43,636 and $94,184 for the three and six months ended June 30, 2012, respectively.

Research and Development

Research and development costs are expensed as incurred and were as follows.

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Research and development costs	$ 202,703	$ 134,296	$ 415,001